PREPAYMENTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Disclosure Prepayments Abstract
Prepayment to suppliers	$ 145	¥ 1,042	¥ 1,042
Deferred expenses	28	201	200
Total	$ 173	¥ 1,243	¥ 1,242